Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Apr. 01, 2019	Mar. 31, 2019
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,119,531	¥ 1,478,356
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,119,531	1,478,356	¥ 16,434	¥ 15,944
Investment securities at fair value through other comprehensive income	24,289,757	21,543,615
Financial liabilities:
Others	9,252	57,549
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	903,771	1,001,587	951,960		¥ 981,380
Financial assets at fair value through profit or loss	574,272	583,939
Investment securities at fair value through other comprehensive income	422,669	407,390
Financial liabilities:
Others	15,669	51,015
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(88,471)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	88,471
At fair value [member] | Level 3 [member] | Recorded in profit and loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities, Favorable changes	581
Financial liabilities, Unfavorable changes	667
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	550,635	562,823
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	23,637	21,116
Investment securities at fair value through other comprehensive income	422,669	407,390
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	15,669	51,015
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	574,272	583,939	554,388		596,791
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	6	1
Financial assets, Unfavorable changes	5	1
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	7	17
Financial assets, Unfavorable changes	7	17
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,780	493
Financial assets, Unfavorable changes	1,807	718
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	367	1,006
Financial assets, Unfavorable changes	1,073	2,461
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	550,635	562,823	533,652		578,080
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,311	2,784
Financial assets, Unfavorable changes	8,154	4,585
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	23,637	21,116	20,736		18,711
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	966	3,664
Financial liabilities, Unfavorable changes	1,078	4,610
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	422,669	407,390	415,865		412,347
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	422,669	407,390	415,865		412,347
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	10,138	8,837
Financial assets, Unfavorable changes	9,593	8,362
At fair value [member] | Level 3 [member] | Derivatives [member]
Financial assets:
Derivative financial instruments	(20,368)	(40,757)	(31,873)		(32,756)
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(2,667)	(2,715)	(3,651)		(3,839)
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(6,385)	(19,569)	(17,916)		(21,474)
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	(12,780)	(17,730)	(10,584)		(12,438)
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 1,464	¥ (743)	¥ 278		¥ 4,995